                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21042

                   Morgan Stanley Small-Mid Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2006

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY SMALL-MID SPECIAL VALUE FUND

PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

NUMBER OF
 SHARES                                                                 VALUE
---------                                                           ------------
            COMMON STOCKS (95.8%)
            Advertising/Marketing Services (0.4%)
   14,300   R.H. Donnelley Corp.*                                   $    938,366
                                                                    ------------
            Aerospace & Defense (5.4%)
   51,600   Alliant Techsystems, Inc.*                                 3,999,000
  111,200   Empresa Brasileira de Aeronautica S.A. (ADR) (Brazil)      4,520,280
   93,700   Goodrich Corp.                                             3,688,969
                                                                    ------------
                                                                      12,208,249
                                                                    ------------
            Agricultural Commodities/Milling (2.1%)
  178,200   Corn Products International, Inc.                          4,859,514
                                                                    ------------
            Air Freight/Couriers (1.1%)
   50,400   CNF Inc.                                                   2,583,000
                                                                    ------------
            Apparel/Footwear Retail (1.0%)
   98,900   Foot Locker, Inc.                                          2,247,008
                                                                    ------------
            Beverages: Alcoholic (1.1%)
   41,300   Molson Coors Brewing Co. (Class B)                         2,581,250
                                                                    ------------
            Casino/Gaming (1.4%)
   97,600   GTECH Holdings Corp.                                       3,261,792
                                                                    ------------
            Chemicals: Agricultural (1.4%)
  129,200   Agrium Inc. (ADR) (Canada)                                 3,081,420
                                                                    ------------
            Chemicals: Specialty (4.8%)
  114,100   Ashland Inc.                                               7,521,472
   70,100   Cytec Industries, Inc.                                     3,476,960
                                                                    ------------
                                                                      10,998,432
                                                                    ------------
            Coal (1.2%)
  261,100   International Coal Group, Inc.*                            2,642,332
                                                                    ------------
            Commercial Printing/Forms (1.3%)
  215,400   Cenveo Inc.*                                               3,058,680
                                                                    ------------
            Containers/Packaging (3.1%)
  152,500   Crown Holdings, Inc.*                                      2,853,275
  187,700   Owens-Illinois, Inc.*                                      4,127,523
                                                                    ------------
                                                                       6,980,798
                                                                    ------------
            Data Processing Services (9.2%)
  300,200   Acxiom Corp.                                               7,105,734
   72,000   Affiliated Computer Services, Inc. (Class A)*              4,507,200
  257,000   BISYS Group, Inc. (The)*                                   3,723,930
   44,000   Computer Sciences Corp.*                                   2,230,800
  125,600   Hewitt Associates, Inc.*                                   3,353,520
                                                                    ------------
                                                                      20,921,184
                                                                    ------------
            Electric Utilities (1.0%)
   92,800   PNM Resources Inc.                                         2,280,096
                                                                    ------------
            Electrical Products (2.1%)
  177,000   Belden CDT Inc.                                            4,796,700
                                                                    ------------

            Electronic Equipment/Instruments (3.0%)
  120,200   Lipman Electronic Engineering Ltd. (Israel)                3,218,956
  105,000   Thermo Electron Corp.*                                     3,532,200
                                                                    ------------
                                                                       6,751,156
                                                                    ------------
            Electronics/Appliances (1.4%)
   40,100   Whirlpool Corp.                                            3,235,268
                                                                    ------------
            Engineering & Construction (0.1%)
   12,100   H&E Equipment Services, Inc.*                                279,510
                                                                    ------------
            Financial Conglomerates (3.1%)
  289,700   Conseco Inc.*                                              7,059,989
                                                                    ------------
            Gas Distributors (2.1%)
   73,400   AGL Resources, Inc.                                        2,626,252
  105,900   UGI Corp.                                                  2,273,673
                                                                    ------------
                                                                       4,899,925
                                                                    ------------
            Industrial Machinery (1.8%)
   69,400   Kennametal Inc.                                            4,059,900
                                                                    ------------
            Insurance Brokers/Services (0.9%)
   61,600   Willis Group Holdings Ltd. (Bermuda)                       2,138,136
                                                                    ------------
            Medical Specialties (3.0%)
  121,600   Applera Corp. - Applied Biosystems Group                   3,446,144
   49,800   Bausch & Lomb, Inc.                                        3,363,990
                                                                    ------------
                                                                       6,810,134
                                                                    ------------
            Medical/Nursing Services (2.5%)
  236,600   Apria Healthcare Group, Inc.*                              5,765,942
                                                                    ------------
            Miscellaneous Commercial Services (3.2%)
  105,300   ARAMARK Corp. (Class B)                                    2,806,245
   82,400   The Brink's Co.                                            4,383,680
                                                                    ------------
                                                                       7,189,925
                                                                    ------------
            Miscellaneous Manufacturing (2.2%)
   79,800   Teleflex Inc.                                              5,032,986
                                                                    ------------
            Movies/Entertainment (0.8%)
  203,500   Crown Media Holdings, Inc. (Class A)*                      1,857,955
                                                                    ------------
            Office Equipment/Supplies (0.6%)
   55,100   ACCO Brands Corp.*                                         1,360,970
                                                                    ------------
            Oil & Gas Production (1.6%)
   70,000   Pioneer Natural Resources Co.                              3,717,000
                                                                    ------------
            Oilfield Services/Equipment (5.0%)
   94,200   Cooper Cameron Corp.*                                      4,558,338
  104,260   Superior Energy Services, Inc.*                            2,830,659
   81,420   Universal Compression Holdings, Inc.*                      3,908,160
                                                                    ------------
                                                                      11,297,157
                                                                    ------------
            Other Transportation (2.0%)
  170,200   Laidlaw International Inc.                                 4,629,440
                                                                    ------------
            Packaged Software (4.5%)
  400,000   Compuware Corp.*                                           3,296,000
  247,276   MSC. Software Corp.*                                       4,586,970
   99,700   McAfee Inc.*                                               2,312,043
                                                                    ------------
                                                                      10,195,013
                                                                    ------------
            Property - Casualty Insurers (1.2%)
  130,812   Old Republic International Corp.                           2,805,917
                                                                    ------------
            Railroads (1.6%)
  121,800   American Railcar Industries                                3,639,262
                                                                    ------------

            Real Estate Investment Trusts (2.1%)
  242,300   Host Marriott Corp.                                        4,833,885
                                                                    ------------
            Regional Banks (0.5%)
   21,700   Westamerica Bancorporation                                 1,167,894
                                                                    ------------
            Restaurants (1.5%)
  211,700   AFC Enterprises, Inc.*                                     3,340,626
                                                                    ------------
            Semiconductors (1.4%)
   88,900   International Rectifier Corp.*                             3,233,293
                                                                    ------------
            Services to the Health Industry (1.5%)
  374,100   Emdeon Corp.*                                              3,494,094
                                                                    ------------
            Specialty Insurance (5.2%)
   99,600   Assurant, Inc.                                             4,573,632
    8,900   Markel Corp.*                                              2,972,600
   99,400   PMI Group, Inc. (The)                                      4,297,062
                                                                    ------------
                                                                      11,843,294
                                                                    ------------
            Specialty Stores (1.6%)
  141,100   PETsMART, Inc.                                             3,535,966
                                                                    ------------
            Specialty Telecommunications (1.4%)
   96,300   CenturyTel, Inc.                                           3,206,790
                                                                    ------------
            Tools/Hardware (1.8%)
  103,800   Snap-On, Inc.                                              4,165,494
                                                                    ------------
            Trucking (1.6%)
  149,700   Hunt (J.B.) Transport Services, Inc.                       3,562,860
                                                                    ------------
            TOTAL COMMON STOCKS
              (Cost $170,619,096)                                    218,548,602
                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (2.8%)
            REPURCHASE AGREEMENT
   $6,359   Joint repurchase agreement account 4.445% due
               02/01/06 (dated 01/31/06; proceeds
               $6,359,785) (a) (Cost $6,359,000)                       6,359,000
                                                                    ------------
            TOTAL INVESTMENTS
               (Cost $176,978,096)(b)                        98.6%   224,907,602
            OTHER ASSETS IN EXCESS OF LIABILITIES             1.4      3,181,364
                                                            -----   ------------
            NET ASSETS                                      100.0%  $228,088,966
                                                            =====   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $49,290,417 and the aggregate gross unrealized depreciation is $1,360,911 resulting in net unrealized appreciation of $47,929,506.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 23, 2006


                                       3